Average Annual Total Returns{- Fidelity International Value Factor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International Value Factor ETF	Fidelity International Value Factor ETF Return Before Taxes Past 1 year	Fidelity International Value Factor ETF Return Before Taxes Since Inception		Fidelity International Value Factor ETF After Taxes on Distributions Past 1 year	Fidelity International Value Factor ETF After Taxes on Distributions Since Inception		Fidelity International Value Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International Value Factor ETF After Taxes on Distributions and Sales Since Inception		IXYCJ Past 1 year	IXYCJ Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	16.05%	2.86%	[1]	15.11%	2.23%	[1]	10.30%	2.29%	[1]	16.80%	3.42%	[1]	12.86%	5.42%	[1]

[1]	(a)From January 16, 2018